Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 2 of the Prospectus:
Aggressive Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.50%	0.50%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.61%	2.36%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 6 of the Prospectus:
International Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	1.00%	1.00%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.38%	0.38%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	2.39%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.40%	0.40%
Acquired Funds Fees and Expenses (3)	0.11%	0.11%
Total Annual Fund Operating Expenses	1.61%	2.36%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 14 of the Prospectus:
Small Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.36%	0.36%
Acquired Funds Fees and Expenses (3)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.52%	2.27%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.35%	0.35%
Acquired Funds Fees and Expenses (3)	0.13%	0.13%
Total Annual Fund Operating Expenses	1.58%	2.33%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 22 of the Prospectus:
Fixed Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.34%	2.09%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

On page 26 of the Prospectus:
High Yield Bond Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.53%	0.53%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	2.14%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 34 of the Prospectus:
Defensive Strategies Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.63%	0.63%
Acquired Funds Fees and Expenses (3)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.50%	2.25%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 38 of the Prospectus:
Growth & Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.80%	0.80%
Acquired Funds Fees and Expenses (3)	0.34%	0.34%
Total Annual Fund Operating Expenses	2.24%	2.99%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Timothy Plan Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 2 of the Prospectus:
Aggressive Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.50%	0.50%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.61%	2.36%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Aggressive Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Timothy Plan Aggressive Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Timothy Plan International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 6 of the Prospectus:
International Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	1.00%	1.00%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.38%	0.38%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	2.39%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Timothy Plan International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Timothy Plan Large/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.40%	0.40%
Acquired Funds Fees and Expenses (3)	0.11%	0.11%
Total Annual Fund Operating Expenses	1.61%	2.36%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Large/Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Timothy Plan Large/Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Timothy Plan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 14 of the Prospectus:
Small Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.36%	0.36%
Acquired Funds Fees and Expenses (3)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.52%	2.27%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[6]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Timothy Plan Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[6]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Timothy Plan Large/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.35%	0.35%
Acquired Funds Fees and Expenses (3)	0.13%	0.13%
Total Annual Fund Operating Expenses	1.58%	2.33%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Large/Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[7]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Timothy Plan Large/Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[7]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Timothy Plan Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 22 of the Prospectus:
Fixed Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.34%	2.09%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Timothy Plan Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[9]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Timothy Plan Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[9]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Timothy Plan High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 26 of the Prospectus:
High Yield Bond Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.53%	0.53%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	2.14%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Timothy Plan High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 34 of the Prospectus:
Defensive Strategies Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.63%	0.63%
Acquired Funds Fees and Expenses (3)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.50%	2.25%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Defensive Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Timothy Plan Defensive Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[4]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Timothy Plan Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 79 in “Section 3, Who Manages Your Money.”
On page 38 of the Prospectus:
Growth & Income Fund
Shareholder Fees
(Fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b‑1 Fees)	0.25%	1.00%
Other Expenses	0.80%	0.80%
Acquired Funds Fees and Expenses (3)	0.34%	0.34%
Total Annual Fund Operating Expenses	2.24%	2.99%
(1)
A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.

(3)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Timothy Plan Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[10]
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[3]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[4]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[5]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[6]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[7]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[8]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[9]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[10]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. For more details, please see “Voluntary Fee Waivers” beginning on page 58 of the Statutory Prospectus.
[11]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.